Stockholders' Deficit	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders' Deficit

NOTE 3-STOCKHOLDERS’ DEFICIT

There have been no common or preferred stock transactions since 2017. There are no stock options or warrants granted during the years ended December 31, 2020 and 2019 and none outstanding as of December 21, 2020 and 2019.

The preferred shares convert to common at a ratio of 1 share of preferred stock converts to 30 shares of common stock.